SIGNIFICANT AND CRITICAL ACCOUNTING POLICIES AND PRACTICES (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Office Equipment [Member] | Stage It Corp [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years	3 years
Furniture and Fixtures [Member] | Stage It Corp [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years	7 years
Vnue Inc. formerly TGRI [Member]
Property, Plant and Equipment [Line Items]
State of Incorporation	The State of Nevada	The State of Nevada
Entity Incorporation, Date of Incorporation	Apr. 04, 2006	Apr. 04, 2006
Attributable interest	100.00%	100.00%
Vnue Inc. (Vnue Washington) [Member]
Property, Plant and Equipment [Line Items]
State of Incorporation	The State of Washington	The State of Washington
Entity Incorporation, Date of Incorporation	Oct. 16, 2014	Oct. 16, 2014
Attributable interest	100.00%	100.00%
Vnue LLC [Member]
Property, Plant and Equipment [Line Items]
State of Incorporation	The State of Washington	The State of Washington
Entity Incorporation, Date of Incorporation	Aug. 01, 2013	Aug. 01, 2013
Attributable interest	100.00%	100.00%